Financial Risk And Capital Management - Summary of Fluctuation of the Main Currencies the Group (Detail)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EUR To USD [Member]
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Fluctuation Of The Main Currencies Against Euro Percent	(2.40%)	5.34%	(3.72%)
EUR To GBP [Member]
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Fluctuation Of The Main Currencies Against Euro Percent	(1.52%)	1.15%	(1.17%)
EUR To RUB [Member]
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Fluctuation Of The Main Currencies Against Euro Percent	(14.26%)	2.70%	(12.08%)
EUR To ILS [Member]
Fluctuation Of The Main Currencies The Group Is Using Against Euro [Line Items]
Fluctuation Of The Main Currencies Against Euro Percent	1.39%	6.92%